Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.0%
		Communication Services: 2.7%
88,649	(1)	Live Nation Entertainment, Inc.	$8,010,324	1.1
63,555	(1)	Pinterest, Inc.	1,464,307	0.2
222,364	(1)	ZoomInfo Technologies, Inc.	10,099,773	1.4
			19,574,404	2.7

		Consumer Discretionary: 14.3%
70,967	(1)	Aptiv PLC	6,630,447	0.9
13,617	(1)	Chipotle Mexican Grill, Inc.	21,743,625	3.0
26,845		Domino's Pizza, Inc.	9,982,582	1.4
94,333	(1)	Etsy, Inc.	9,962,508	1.4
108,650	(1)	Expedia Group, Inc.	11,152,922	1.6
113,435	(1)	Floor & Decor Holdings, Inc.	9,229,072	1.3
54,654	(1)	Lululemon Athletica, Inc.	16,394,014	2.3
66,762		Ralph Lauren Corp.	6,097,373	0.9
124,532		Ross Stores, Inc.	10,743,376	1.5
			101,935,919	14.3

		Consumer Staples: 4.0%
139,312	(1)	Celsius Holdings, Inc.	14,417,399	2.0
39,494		Constellation Brands, Inc.	9,717,499	1.4
332,507	(1)	Olaplex Holdings, Inc.	4,428,993	0.6
			28,563,891	4.0

		Energy: 4.0%
66,470		Diamondback Energy, Inc.	8,859,122	1.3
196,775		Halliburton Co.	5,928,831	0.8
113,043		Hess Corp.	13,653,333	1.9
			28,441,286	4.0

		Financials: 4.0%
56,588		LPL Financial Holdings, Inc.	12,524,622	1.8
35,091		MSCI, Inc. - Class A	15,764,281	2.2
			28,288,903	4.0

		Health Care: 15.2%
117,199		Agilent Technologies, Inc.	15,030,772	2.1
27,517		Bio-Techne Corp.	9,130,416	1.3
26,053	(1)	Charles River Laboratories International, Inc.	5,347,378	0.8
67,350		Conmed Corp.	5,965,189	0.8
209,458	(1)	DexCom, Inc.	17,219,542	2.4
52,070	(1),(2)	Novocure Ltd.	4,276,509	0.6
320,637	(1)	Progyny, Inc.	12,892,814	1.8
68,805		Resmed, Inc.	15,131,596	2.1
81,974	(1)	Seagen, Inc.	12,647,768	1.8
45,443	(1)	United Therapeutics Corp.	10,298,293	1.5
			107,940,277	15.2

		Industrials: 14.2%
113,785		Ametek, Inc.	13,672,406	1.9
110,707		Booz Allen Hamilton Holding Corp.	10,594,660	1.5
166,347		Howmet Aerospace, Inc.	5,893,674	0.8
53,658		Hubbell, Inc.	11,069,645	1.6
39,790		IDEX Corp.	8,006,146	1.1
135,505		Quanta Services, Inc.	19,146,857	2.7
23,614		TransDigm Group, Inc.	14,177,609	2.0
28,925	(1)	United Rentals, Inc.	8,447,257	1.2
70,180		Waste Connections, Inc.	9,767,652	1.4
			100,775,906	14.2

		Information Technology: 32.4%
172,585	(1)	Cadence Design Systems, Inc.	29,990,095	4.2
70,621		CDW Corp.	12,055,005	1.7
85,750	(1)	Crowdstrike Holdings, Inc.	15,658,807	2.2
127,536	(1)	Datadog, Inc.	13,384,903	1.9
246,498	(1)	Dynatrace, Inc.	9,411,294	1.3
47,015	(1)	Enphase Energy, Inc.	13,466,977	1.9
74,386		Entegris, Inc.	7,057,744	1.0
56,879	(1)	Gartner, Inc.	16,228,716	2.3
110,186	(1)	Keysight Technologies, Inc.	18,058,383	2.5
93,134		Marvell Technology, Inc.	4,360,534	0.6
28,427	(1)	MongoDB, Inc.	9,177,941	1.3
19,554		Monolithic Power Systems, Inc.	8,861,482	1.2
53,292		Motorola Solutions, Inc.	12,971,806	1.8
40,423	(1)	Palo Alto Networks, Inc.	22,507,931	3.2
77,013	(1)	Paylocity Holding Corp.	18,560,133	2.6
24,252		Roper Technologies, Inc.	9,763,370	1.4
56,675	(1)	Zscaler, Inc.	9,024,927	1.3
			230,540,048	32.4

		Materials: 3.6%
64,779		Ashland, Inc.	6,591,911	0.9
69,256		Avery Dennison Corp.	12,716,787	1.8
68,722		Crown Holdings, Inc.	6,225,526	0.9
			25,534,224	3.6

		Real Estate: 2.6%
114,627		Equity Lifestyle Properties, Inc.	8,035,353	1.1
33,389		SBA Communications Corp.	10,859,772	1.5
			18,895,125	2.6

	Total Common Stock
	(Cost $689,712,136)		690,489,983	97.0

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.3%
	Repurchase Agreements: 0.1%
739,155	(3) Citibank N.A., Repurchase Agreement dated 08/31/22, 2.30%, due 09/01/22 (Repurchase Amount $739,202, collateralized by various U.S. Government Securities, 1.375%-3.880%, Market Value plus accrued interest $754,592, due 04/15/25-08/01/32)
	(Cost $739,155)	$739,155	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.2%
22,782,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.170%
	(Cost $22,782,000)	22,782,000	3.2

	Total Short-Term Investments
	(Cost $23,521,155)	23,521,155	3.3

	Total Investments in Securities (Cost $713,233,291)	$714,011,138	100.3
	Liabilities in Excess of Other Assets	(2,356,129)	(0.3)
	Net Assets	$711,655,009	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of August 31, 2022.

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2022
Asset Table
Investments, at fair value
Common Stock*	$690,489,983	$–	$–	$690,489,983
Short-Term Investments	$22,782,000	$739,155	$–	$23,521,155
Total Investments, at fair value	$713,271,983	$739,155	$–	$714,011,138

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $715,992,768.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$75,192,306
Gross Unrealized Depreciation	(77,173,936)

Net Unrealized Depreciation	$(1,981,630)